FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENT
Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

	Fair value hierarchy (unaudited)
As of June 30, 2025:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other receivables and prepaid expenses - hedge instrument	$—	$208	$—	$208
Liabilities measured at fair value:
Accrued expenses and other short-term liabilities - hedge instruments	$—	$(6)	$—	$(6)
Accrued expenses and other short-term liabilities - shares payable	$(189)	$—	$—	$(189)
Warrants liabilities	$(2,958)	$—	$—	$(2,958)

	Fair value hierarchy
As of December 31, 2024:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other receivables and prepaid expenses - hedge instrument	$—	$27	$—	$27
Liabilities measured at fair value:
Accrued expenses and other short-term liabilities - hedge instruments	$—	$(8)	$—	$(8)
Accrued expenses and other short-term liabilities - shares payable	$(237)	$—	$—	$(237)
Warrants liability	$(2,450)	$—	$—	$(2,450)